INCOME TAXES	12 Months Ended
Sep. 30, 2018
INCOME TAXES
NOTE 10. INCOME TAXES

BVI

UMeWorld Limited, UMeLook BVI, UMeZone Holdings Limited and AlphaRx International Holdings were incorporated in the BVI and, under the current laws of the BVI, are not subject to income taxes.

Canada

AlphaRx Canada Limited was incorporated in Canada and is subject to income tax rate of 38%.

Hong Kong

AlphaRx Life Science Limited, UMeLook HK, and UMeZone Adaptive Learning Technology Limited were incorporated and subject to the Hong Kong Profits Tax at the income tax rates ranging from 8.25% to 16.5% on the assessable income arising in Hong Kong during its tax year. No provision for Hong Kong Profits tax has been made as these companies had no taxable income during the years ended September 30, 2018, 2017, and 2016.

PRC

The Company’s subsidiaries, UMeLook (Guangzhou) Information Technology Co. Ltd. and YouYiXue (Guangzhou) Information Technology Co. Ltd., and VIE, XinYiXun, registered in the PRC are subject to PRC Enterprise Income Tax (“EIT”) of 25% on the taxable income in accordance with the relevant PRC income tax laws. No provision for PRC income tax has been made as these companies had no taxable income during the years ended September 30, 2018, 2017, and 2016.

The tax effect of material temporary differences representing deferred tax assets is estimated as follows:

	2018	2017	2016
Deferred tax assets:
Canada	$135,390	$351,500	$538,644
Hong Kong	23,638	39,714	46,636
PRC	362,828	668,168	526,643
Sub-total	521,856	1,059,382	1,111,923
Less: Valuation allowance	(521,856)	(1,059,382)	(1,111,923)
Net deferred tax assets	$-	$-	$-

The valuation allowance as of September 30, 2018 and 2017 totaled $521,856 and $1,059,032, respectively which consisted primarily of established reserves for deferred tax assets arising from non-capital operating loss carry forwards for our entities in United States and our foreign entities. The tax rates being used to determine deferred tax assets are estimated at 38% for Canada, 25% for mainland China, and 16.5% for Hong Kong. The consolidated effective tax (benefit) rate as a percentage of income (loss) before income taxes is as follows.

	Years Ended September 30,
	2018	2017	2016
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Effect of income tax difference under different tax jurisdictions	-13.44%	-10.77%	-10.57%
Effect of valuation allowance on deferred income tax assets	-1.55%	6.74%	0.63%
Effect of expense not deductible for tax purpose	-10.01%	-20.97%	-15.06%
Effective tax rate	0.00%	0.00%	0.00%

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and considered that no provision for uncertainty in income taxes was necessary as of September 30, 2018 and 2017.